Debt Due to Related Parties, Net - Schedule of Debt (Details) - Beneficent Capital Company - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Debt Instrument [Line Items]
Unamortized debt premiums	$ 1,041	$ 2,597
HCLP Nominees, L.L.C
Debt Instrument [Line Items]
Unamortized debt premiums		2,597	$ 8,752
Related Party
Debt Instrument [Line Items]
Total debt due to related parties	100,072	99,314
Affiliated Entity
Debt Instrument [Line Items]
Total debt due to related parties		99,314	105,917
First Lien Credit Agreement | HCLP Nominees, L.L.C | HCLP Nominees, L.L.C
Debt Instrument [Line Items]
Debt due to related parties, gross	21,866	21,350
Debt due to related parties, gross		21,350	21,298
Second Lien Credit Agreement | HCLP Nominees, L.L.C
Debt Instrument [Line Items]
Debt due to related parties, gross	75,063	73,291
Second Lien Credit Agreement | HCLP Nominees, L.L.C | HCLP Nominees, L.L.C
Debt Instrument [Line Items]
Debt due to related parties, gross		73,291	73,120
Other borrowings | Related Party
Debt Instrument [Line Items]
Debt due to related parties, gross	$ 2,102	2,076
Other borrowings | Affiliated Entity
Debt Instrument [Line Items]
Debt due to related parties, gross		$ 2,076	$ 2,747